Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity File Number	001-41720
Entity Registrant Name	MAISON SOLUTIONS INC.
Entity Central Index Key	0001892292
Entity Tax Identification Number	84-2498797
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	127 N Garfield Ave
Entity Address, City or Town	Monterey Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91754
City Area Code	626
Local Phone Number	737-5888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	NONE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false